Annual Fund Operating Expenses	Aug. 24, 2026
Pacer Metaurus High Income Autocallable ETF | Pacer Metaurus High Income Autocallable ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.60%
Pacer Metaurus Enhanced Core Income Autocallable ETF | Pacer Metaurus Enhanced Core Income Autocallable ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%

[1]	Estimated for the current fiscal year.
[2] The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.